Purchased Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Goodwill and Purchased Intangible Assets
Purchased Intangible Assets and Goodwill

7.  Purchased Intangible Assets and Goodwill

Goodwill

The changes in the carrying amount of goodwill by operating segment during the three months ended March 31, 2011 were as follows:

	Consumer	Business
	Services	Services
	Segment	Segment	Total
	(in thousands)
Balance as of December 31, 2010
Goodwill	$88,920	$258,004	$346,924
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	170,126	259,046

Goodwill acquired during year	—	21,229	21,229

Balance as of March 31, 2011
Goodwill	88,920	279,233	368,153
Accumulated impairment loss	—	(87,878)	(87,878)
	$88,920	$191,355	$280,275

Goodwill acquired during the period resulted from EarthLink’s acquisition of STS Telecom, which is more fully described in Note 4, “Acquisitions.”

Purchased Intangible Assets

The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Condensed Consolidated Balance Sheets as of December 31, 2010 and March 31, 2011:

	As of December 31, 2010			As of March 31, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Value	Amortization	Value	Value	Amortization	Value
	(in thousands)
Subscriber bases and customer relationships	$192,414	$(71,067)	$121,347	$208,115	$(77,034)	$131,081
Developed technology and software	10,611	(821)	9,790	12,311	(1,281)	11,030
Trade names	5,221	(994)	4,227	5,221	(1,379)	3,842
Other	—	—	—	450	(15)	435
	$208,246	$(72,882)	$135,364	$226,097	$(79,709)	$146,388

The Company’s identifiable intangible assets primarily consist of subscriber bases and customer relationships, developed technology and software, trade names and other assets acquired in conjunction with the purchases of businesses and subscriber bases from other companies that are not deemed to have indefinite lives. The gross carrying value of identifiable intangible assets as of March 31, 2011 includes $15.7 million of customer relationships, $1.7 million of developed technology and $0.5 million of other intangible assets resulting from the STS Telecom acquisition. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. The Company’s customer relationships are being amortized using the straight-line method to match the estimated cash flow generated by such asset, and the developed technology and trade names are being amortized using the straight-line method because a pattern to which the expected benefits will be consumed or otherwise used up could not be reliably determined. As of March 31, 2011, the weighted average amortization periods were 5.4 years for subscriber base assets and customer relationships, 5.3 years for developed technology and software, 3.6 years for trade names and 2.5 years for other identifiable intangible assets.

Amortization of definite-lived intangible assets for the three months ended March 31, 2010 and 2011 was $1.3 million and $6.8 million, respectively, and is included in depreciation and amortization in the Condensed Consolidated Statements of Operations. Based on the current amount of definite-lived intangible assets, the Company expects to record amortization expense of approximately $22.1 million during the remaining nine months in the year ending December 31, 2011 and $28.1 million, $27.2 million, $25.3 million, $24.3 million, $18.9 million and $0.4 million during the years ending December 31, 2012, 2013, 2014, 2015, and 2016 and thereafter, respectively. Actual amortization expense to be reported in future periods will differ materially from these estimates due to identifiable intangible assets resulting from the One Communications acquisition, and could differ materially from these estimates as a result of other acquisitions, changes in useful lives and other relevant factors.

8.                                      Goodwill and Purchased Intangible Assets

Goodwill

The changes in the carrying amount of goodwill by operating segment during the year ended December 31, 2010 were as follows:

	Consumer Services Segment	Business Services Segment	Total
	(in thousands)
Balance as of December 31, 2009
Goodwill	$88,920	$87,878	$176,798
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	—	88,920
Goodwill acquired during year	—	170,126	170,126
Balance as of December 31, 2010
Goodwill	88,920	258,004	346,924
Accumulated impairment loss	—	(87,878)	(87,878)
	$88,920	$170,126	$259,046

Goodwill acquired during the year resulted from EarthLink’s acquisition of ITC^DeltaCom, which is more fully described in Note 3, “Acquisitions.”

Purchased Intangible Assets

The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Consolidated Balance Sheets as of December 31, 2009 and 2010:

	As of December 31, 2009			As of December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in thousands)
Intangible assets subject to amortization:
Subscriber bases and customer relationships	$79,413	$(70,487)	$8,926	$192,414	$(71,067)	$121,347
Software and developed technology	711	(711)	—	10,611	(821)	9,790
Trade names	1,521	(608)	913	5,221	(994)	4,227
	81,645	(71,806)	9,839	208,246	(72,882)	135,364
Intangible assets not subject to amortization:
Trade names	1,711	—	1,711	—	—	—
	$83,356	$(71,806)	$11,550	$208,246	$(72,882)	$135,364

As of December 31, 2010, the gross carrying value of intangible assets subject to amortization includes $131.2 million related to the acquisition of ITC^DeltaCom. The Company’s definite-lived intangible assets primarily consist of subscriber bases and customer relationships, acquired software and technology, trade names and other assets acquired in conjunction with the purchases of businesses and subscriber bases from other companies that are not deemed to have indefinite lives. The Company’s identifiable indefinite-lived intangible assets as of December 31, 2009 consisted of certain trade names. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. The Company’s customer relationships are being amortized using the straight-line method to match the estimated cash flow generated by such assets, and the developed technology and trade names are being amortized using the straight-line method because a pattern to which the expected benefits will be consumed or otherwise used up could not be reliably determined. As of December 31, 2010, the weighted average amortization periods were 5.2 years for subscriber base assets and customer relationships, 5.8 years for software and technology and 3.6 years for trade names.

Amortization of definite-lived intangible assets for the years ended December 31, 2008, 2009 and 2010 was $13.3 million, $7.7 million and $5.7 million, respectively, and is included in depreciation and amortization in the Consolidated Statements of Operations. Based on the current amount of definite-lived intangible assets, the Company expects to record amortization expense of approximately $26.1 million, $24.7 million, $23.9 million, $22.6 million, $21.7 million and $16.4 million during the years ending December 31, 2011, 2012, 2013, 2014, 2015 and thereafter, respectively. Actual amortization expense to be reported in future periods could differ materially from these estimates as a result of asset acquisitions, changes in useful lives and other relevant factors.

During the year ended December 31, 2010, the Company removed fully amortized intangible assets that had a gross carrying value and accumulated amortization of $4.6 million.

Impairment of Goodwill and Intangible Assets

During the years ended December 31, 2008, 2009 and 2010, the Company recorded non-cash impairment charges of $78.7 million, $24.1 million and $1.7 million, respectively, which are included in impairment of goodwill and intangible assets in the Consolidated Statements of Operations.

After completing its annual impairment test during the fourth quarter of 2008, the Company concluded that goodwill and certain intangible assets recorded as a result of its April 2006 acquisition of New Edge were impaired and recorded non-cash impairment charges related to the New Edge reporting unit of $64.0 million for goodwill, $3.1 million for the indefinite-lived trade name and $11.6 million for customer relationships. The primary factor contributing to the impairment charge was the significant economic downturn. New Edge serves a large percentage of small and medium-sized business customers, especially retail businesses, which had been particularly affected by the economic downturn. Economic conditions affecting retail businesses worsened substantially during the “holiday season” in the fourth quarter of 2008. As a result, the Company updated its long-range financial outlook in the fourth quarter of 2008, which reflected decreased expectations of future growth rates and cash flows for New Edge. The Company used this updated financial outlook in conjunction with its annual impairment test.

After completing its annual impairment test during the fourth quarter of 2009, the Company concluded that goodwill and certain intangible assets recorded as a result of the New Edge acquisition were further impaired and recorded non-cash impairment charges related to the New Edge reporting unit of $23.9 million for goodwill and $0.2 million for the indefinite-lived trade name. As a result, there is no remaining carrying value related to New Edge goodwill. The primary factor contributing to the impairment charge was continued sales pressure in the small and medium-sized business market due to the economy, which adversely impacted the Company’s long-range financial outlook. The Company used this updated financial outlook in conjunction with its annual impairment test.

The annual impairment test during the fourth quarter of 2010 indicated that the fair value of the Company’s reporting units exceeded their carrying values. As a result, the Company concluded that its remaining goodwill was not impaired.

Goodwill.  Impairment testing of goodwill is required at the reporting unit level and involves a two-step process. Although the Company operates two reportable segments, Consumer Services and Business Services, the Company had identified three reporting units for evaluating goodwill for the 2008, 2009 and 2010 annual impairment tests, which were Consumer Services, New Edge and Web Hosting. The Consumer Services reportable segment was one reporting unit, while the Business Services reportable segment consisted of two reporting units, New Edge and Web Hosting. Each of these reporting units constitutes a business for which discrete financial information is available and segment management regularly reviews the operating results.

The first step of the annual impairment test involves comparing the estimated fair value of the Company’s reporting units with the reporting units’ carrying amounts, including goodwill. The Company estimated the fair values of its reporting units primarily using the income approach valuation methodology that includes the discounted cash flow method. In certain years, the Company also took into consideration the market approach and certain market multiples as a validation of the values derived using the discounted cash flow methodology. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit.

Upon completion of the first step during the years ended December 31, 2008 and 2009, the Company determined that the carrying value of its New Edge reporting unit exceeded its estimated fair value. Because indicators of impairment existed for this reporting unit, the Company performed the second step of the test. The implied fair value of goodwill was determined in the same manner as utilized to estimate the amount of goodwill recognized in a business combination. To determine the implied value of goodwill, fair values were allocated to the assets and liabilities of the New Edge reporting unit. The implied fair value of goodwill was measured as the excess of the fair value of the New Edge reporting unit over the amounts assigned to its assets and liabilities. The impairment losses of $64.0 million and $23.9 million during the years ended December 31, 2008 and 2009, respectively, were measured as the amount the carrying value of goodwill exceeded the implied fair value of the goodwill. The Company did not record any impairment charges for goodwill during the year ended December 31, 2010.

Indefinite-lived intangible assets.  The impairment test for the Company’s indefinite-lived intangible assets, which consist of trade names, involves a comparison of the estimated fair value of the intangible asset with its carrying value. The Company determined the fair values of its trade names using the royalty savings method, in which the fair value of the asset was calculated based on the present value of the royalty stream that we are saving by owning the asset. Given the economic environment and other factors noted above, the Company decreased its estimates for revenues associated with its New Edge trade name. As a result, the Company recorded non-cash impairment charges of $3.1 million and $0.2 million during the years ended December 31, 2008 and 2009, respectively, related to its New Edge trade name.

In November 2010, the Company decided to re-brand the New Edge name as EarthLink Business. The Company recorded a non-cash impairment charge of $1.7 million during the year ended December 31, 2010 to write-down its New Edge trade name. As a result, there is no remaining carrying value related to the New Edge trade name.

Definite-lived intangible assets.  As a result of the goodwill and indefinite-lived asset impairments in the New Edge reporting unit, the Company also tested this reporting unit’s definite-lived intangible assets for impairment. Because of the decrease in expected future cash from such definite- lived intangible assets, the Company concluded certain customer relationships were not fully recoverable and recorded a non-cash impairment charge of $11.6 million during the year ended December 31, 2008. The Company did not record any impairment charges for its definite-lived intangible assets during the years ended December 31, 2009 and 2010.